Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Balances
Related Party Balances
The following are the related party balances as at December 31, 2014 and December 31, 2013:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Receivables:
Seadrill	—	0.1
Ship Finance International	14.3	—
Seadrill Offshore AS	32.3	4.5
Seadrill Management	2.3	1.2
Seadrill Insurance Ltd.	0.2	—
Amount due from related parties	49.1	5.8
Payables:
Seadrill	9.0	—
Seadrill Insurance Ltd.	—	3.8
Seadrill Management UK Ltd	2.6	2.9
Sevan Drilling ASA	1.6	—
Seadrill Management	—	—
Seadrill Deepwater Crewing Ltd.	—	—
Seadrill Deepwater Units Pte Ltd.	3.8	6.1
Seadrill Eminence Ltd	—	—
Other Seadrill subsidiaries	—	0.2
Amount due to related parties	17.0	13.0
$200 Million revolving credit facility from Seadrill Ltd.	—	5.0
$600 Bond, Seadrill share 23.3%	186.7	—
NOK1,500 Million Senior Unsecured Bond, Seadrill share 5.5%	11.0	—
Bond loan, fully subscribed by Seadrill	—	500.0
Non-current related party loan from Ship Finance	125.0	195.0